INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of September 30, 2012, were approximately $16,959,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at September 30, 2012 and December 31, 2011 are as follows:

	September 30,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$3,957,000	$2,626,000
Other	28,000	49,000
Total Deferred Tax Asset	3,985,000	2,675,000
Less Valuation Allowance	3,985,000	2,675,000
Net Deferred Income Taxes	$—	$—

NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of December 31, 2011, were approximately $11,254,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at December 31, 2011 and December 31, 2010 are as follows:

	December 31,	December 31,
	2011	2010

Deferred Tax Asset:
Net Operating Loss	$2,626,000	$1,579,000
Other	49,000	56,000
Total Deferred Tax Asset	2,675,000	1,635,000
Less Valuation Allowance	2,675,000	1,635,000
Net Deferred Income Taxes	$—	$—